SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 18.7%
	Auto Receivables — 3.2%
	ACC Trust,
[a]	Series 2019-2 Class A, 2.82% due 2/21/2023	$ 8,275,270	$ 8,314,072
[a]	Series 2020-A Class A, 6.00% due 3/20/2023	15,252,424	15,731,127
	American Credit Acceptance Receivables Trust,
[a]	Series 2019-2 Class B, 3.05% due 5/12/2023	174,739	175,288
[a]	Series 2020-2 Class C, 3.88% due 4/13/2026	11,500,000	12,213,816
[a]	Series 2020-2 Class D, 5.65% due 5/13/2026	4,250,000	4,729,322
	Arivo Acceptance Auto Loan Receivables Trust,
[a]	Series 2019-1 Class A, 2.99% due 7/15/2024	3,246,161	3,284,028
[a]	Series 2019-1 Class B, 3.37% due 6/15/2025	3,547,000	3,684,370
[a]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	6,136,048	6,192,870
	CarNow Auto Receivables Trust,
[a]	Series 2019-1A Class A, 2.72% due 11/15/2022	3,195,963	3,219,025
[a]	Series 2020-1A Class A, 1.76% due 2/15/2023	12,018,298	12,089,627
	Carvana Auto Receivables Trust,
[a]	Series 2019-1A Class D, 3.88% due 10/15/2024	11,723,000	12,275,766
[a]	Series 2020-N1A Class A, 1.53% due 1/16/2024	11,359,930	11,398,034
[a]	CIG Auto Receivables Trust, Series 2020-1A Class A, 0.68% due 10/12/2023	11,042,780	11,048,074
	CPS Auto Receivables Trust,
[a]	Series 2017-D Class D, 3.73% due 9/15/2023	3,000,000	3,054,152
[a]	Series 2019-A Class B, 3.58% due 12/16/2024	6,923,600	6,961,841
[a]	Series 2020-A Class A, 2.09% due 5/15/2023	8,146,486	8,190,740
	Drive Auto Receivables Trust, 4.09% due 6/15/2026	12,500,000	13,091,587
[a]	DT Auto Owner Trust, Series 2019-4A Class D, 2.85% due 7/15/2025	7,500,000	7,755,639
[a]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	2,000,000	2,081,607
[a]	FHF Trust, Series 2020-1A Class A, 2.59% due 12/15/2023	20,488,516	20,626,563
[a]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	3,500,000	3,675,171
[a]	Foursight Capital Automobile Receivables Trust, Series 2019-1 Class A2, 2.58% due 3/15/2023	1,847,054	1,852,130
	GLS Auto Receivables Issuer Trust,
[a]	Series 2019-4A Class A, 2.47% due 11/15/2023	4,284,487	4,325,781
[a]	Series 2020-1A Class A, 2.17% due 2/15/2024	13,994,757	14,131,308
[a]	Series 2020-3A Class A, 0.69% due 10/16/2023	9,800,671	9,820,486
[a]	Series 2020-3A Class B, 1.38% due 8/15/2024	5,200,000	5,273,030
[a]	GLS Auto Receivables Trust, Series 2019-1A Class A, 3.37% due 1/17/2023	1,279,362	1,283,749
[a]	NextGear Floorplan Master Owner Trust, Series 2018-2A Class A2, 3.69% due 10/15/2023	15,049,000	15,435,675
[a,b]	Oscar US Funding Trust IX, LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	1,850,000	1,930,274
[a,b]	Oscar US Funding Trust XI, LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	14,400,000	14,719,439
[a]	Skopos Auto Receivables Trust, Series 2019-1A Class A, 2.90% due 12/15/2022	5,952,644	5,977,300
	Tesla Auto Lease Trust,
[a]	Series 2018-B Class A, 3.71% due 8/20/2021	2,415,832	2,430,605
[a]	Series 2020-A Class A2, 0.55% due 5/22/2023	6,771,868	6,768,009
[a]	U.S. Auto Funding, LLC, Series 2019-1A Class A, 3.61% due 4/15/2022	524,990	525,763
	United Auto Credit Securitization Trust,
[a]	Series 2019-1 Class D, 3.47% due 8/12/2024	6,750,000	6,872,936
[a]	Series 2020-1 Class A, 0.85% due 5/10/2022	5,407,767	5,414,490
[a]	USASF Receivables, LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	33,874,961	34,356,416
			300,910,110
	Credit Card — 1.2%
[a]	Continental Credit Card LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	23,000,000	23,684,365
[a]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A 2.24% due 12/15/2028	15,000,000	14,997,930
[a]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	32,330,000	32,690,059
[a]	Genesis Private Label Amortizing Trust, Series 2020-1 Class A, 2.08% due 7/20/2030	9,554,236	9,570,247
	Genesis Sales Finance Master Trust,
[a]	Series 2019-AA Class A, 4.68% due 8/20/2023	7,300,000	7,332,979
[a]	Series 2019-AA Class B, 5.42% due 8/20/2023	10,660,000	10,707,972
[a]	Series 2020-AA, 1.65% due 9/22/2025	15,000,000	14,994,252
			113,977,804
	Other Asset Backed — 11.8%
	Freed ABS Trust,
[a]	Series 2020-FP1 Class A, 2.52% due 3/18/2027	7,384,279	7,425,366
[a]	Series 2019-1 Class B, 3.87% due 6/18/2026	3,078,990	3,112,276

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Series 2019-2 Class A, 2.62% due 11/18/2026	$ 3,483,775	$ 3,497,866
[a]	Series 2019-2 Class B, 3.19% due 11/18/2026	2,500,000	2,527,177
[a]	Series 2020-2CP Class A, 4.52% due 6/18/2027	8,113,909	8,214,254
[a]	Series 2020-3FP Class A, 2.40% due 9/20/2027	5,540,777	5,565,618
[a]	Amur Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	2,545,933	2,598,713
[a]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	16,516,812	16,693,131
	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	4,294,593	4,368,727
	Aqua Finance Trust,
[a]	Series 2017-A Class A, 3.72% due 11/15/2035	1,988,823	2,047,897
[a]	Series 2019-A Class A, 3.14% due 7/16/2040	14,235,540	14,595,044
[a]	Series 2020-AA Class A, 1.90% due 7/17/2046	42,228,138	42,438,033
[a]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,300,000	6,517,878
[a]	Avant Loans Funding Trust, Series 2019-B Class B, 3.15% due 10/15/2026	4,850,000	4,916,430
[a]	AXIS Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	6,481,634	6,600,822
[a]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	5,926,527	5,934,929
[a,c]	Bayview Opportunity Master Fund IV Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	1,949,025	1,983,474
[a]	BCC Funding Corp. XVI, LLC, Series 2019-1A Class A2, 2.46% due 8/20/2024	19,488,327	19,693,079
[a]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	110,979	111,065
[a]	BCC Funding XVII, LLC, Series 2020-1, 0.91% due 8/20/2025	9,000,000	9,026,142
[a]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	2,144,179	2,186,418
[a]	CFG Investments Ltd., Series 2019-1 Class A, 5.56% due 8/15/2029	6,000,000	5,865,601
	Conn’s Receivables Funding, LLC,
[a]	Series 2019-A Class A, 3.40% due 10/16/2023	857,118	862,731
[a]	Series 2019-B Class A, 2.66% due 6/17/2024	616,746	617,498
[a]	Series 2020-A Class A, 1.71% due 6/16/2025	12,979,248	12,993,399
	Consumer Loan Underlying Bond Credit Trust,
[a]	Series 2018-P2 Class A, 3.47% due 10/15/2025	66,122	66,162
[a]	Series 2018-P3 Class A, 3.82% due 1/15/2026	591,347	593,330
	Dell Equipment Finance Trust,
[a]	Series 2020-1 Class A2, 2.26% due 6/22/2022	11,900,000	12,036,796
[a]	Series 2020-1 Class D, 5.92% due 3/23/2026	6,000,000	6,460,654
[a]	Dext, LLC, Series 2020-1 Class A, 1.46% due 2/16/2027	30,376,683	30,453,729
	Diamond Resorts Owner Trust,
[a]	Series 2018-1 Class A, 3.70% due 1/21/2031	5,393,875	5,631,869
[a]	Series 2019-1A Class A, 2.89% due 2/20/2032	14,160,242	14,616,533
[a]	DLL Securitization Trust, Series 2017-A Class A4, 2.43% due 11/17/2025	1,478,016	1,488,967
[a,b]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	3,923,444	3,477,881
	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	6,510,230	6,636,537
[a]	ExteNet, LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	10,214,912
[a,c]	Finance of America HECM Buyout, Series 2020-HB1 Class A, 2.012% due 2/25/2030	1,270,521	1,278,884
	Foundation Finance Trust,
[a]	Series 2017-1A Class A, 3.30% due 7/15/2033	1,901,019	1,941,232
[a]	Series 2019-1A Class A, 3.86% due 11/15/2034	15,003,810	15,544,141
[a]	Series 2020-1A Class A, 3.54% due 7/16/2040	13,983,151	14,468,888
[a]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	3,089,969
[a,c]	Gracie Point International Funding, Series 2020-B Class A, 1.527% (LIBOR 1 Month + 1.40%) due 5/2/2023	11,900,000	11,899,486
	HERO Funding Trust,
[a]	Series 2015-1A Class A, 3.84% due 9/21/2040	4,639,689	4,904,106
[a]	Series 2017-2A Class A1, 3.28% due 9/20/2048	945,662	977,157
	Hilton Grand Vacations Trust,
[a]	Series 2019-AA Class A, 2.34% due 7/25/2033	9,340,962	9,602,965
[a]	Series 2020-AA Class A, 2.74% due 2/25/2039	1,671,690	1,741,563
[a]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	8,338,267	8,424,713
[a]	InSite Issuer, LLC, Series 2020-1A Class A, 1.496% due 9/15/2050	13,500,000	13,562,242
	Lendingpoint Asset Securitization Trust,
[a]	Series 2019-2 Class A, 3.071% due 11/10/2025	1,458,424	1,459,146
[a]	Series 2020-1 Class A, 2.512% due 2/10/2026	3,946,927	3,953,656
[a]	LendingPoint Asset Securitization Trust, Series 2020-REV1 2.731% due 10/15/2028	41,000,000	41,564,010
	LL ABS Trust,
[a]	Series 2019-1A Class A, 2.87% due 3/15/2027	3,729,238	3,749,379
[a]	Series 2020-1A Class A, 2.33% due 1/17/2028	11,571,207	11,648,580
[a,d]	Loanpal Solar Loan Ltd., Series 2021-1GS 2.29% due 1/20/2048	24,950,000	25,102,202
[a]	Mariner Finance Issuance Trust, Series 2018-AA Class A, 4.20% due 11/20/2030	3,365,794	3,446,537

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Marlette Funding Trust,
[a]	Series 2019-2A Class A, 3.13% due 7/16/2029	$ 1,673,397	$ 1,686,993
[a]	Series 2019-4A Class A, 2.39% due 12/17/2029	3,281,290	3,304,362
[a]	Series 2019-4A Class B, 2.95% due 12/17/2029	1,500,000	1,527,044
[a]	Series 2020-2A Class A, 1.02% due 9/16/2030	9,625,459	9,648,228
[a]	MelTel Land Funding, LLC, Series 2019-1A Class A, 3.768% due 4/15/2049	9,315,636	9,691,639
[a]	Mosaic Solar Loan Trust, Series 2021A Class A, 2.10% due 4/20/2046	6,896,440	7,010,622
	Nationstar HECM Loan Trust,
[a,c]	Series 2019-1A Class A, 2.651% due 6/25/2029	4,084,119	4,090,422
[a,c]	Series 2020-1A Class A1, 1.269% due 9/25/2030	32,625,117	32,658,061
[a]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	55,450,000	55,627,900
[a]	NP SPE II, LLC, Series 2019-2A Class A1, 2.864% due 11/19/2049	32,642,244	32,817,165
[a]	NRZ Advance Receivables Trust, Series 2020-T3 1.317% due 10/15/2052	29,000,000	29,071,047
	NRZ Advance Receivables Trust 2015-ON1,
[a]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	40,000,000	40,168,896
[a]	Series 2020-T2 Class BT2, 1.724% due 9/15/2053	3,000,000	3,011,804
[a]	Ocwen Master Advance Receivables Trust, Series 2020-T1 Class AT1, 1.278% due 8/15/2052	56,025,000	56,141,325
[a]	Oportun Funding VIII, LLC, 3.61% due 3/8/2024	10,300,000	10,302,258
[a]	Oportun Funding X, LLC, Series 2018-C Class A, 4.10% due 10/8/2024	7,550,000	7,653,739
[a]	Oportun Funding XIII, LLC, Series 2019-A Class B, 3.87% due 8/8/2025	7,500,000	7,665,223
[a]	Oportun Funding, LLC, Series 2020-1 Class A, 2.20% due 5/15/2024	14,809,701	14,871,899
[a]	Pagaya AI Debt Selection Trust, Series 2020-3 Class A, 2.10% due 5/17/2027	6,585,000	6,616,022
	Pawnee Equipment Receivables, LLC,
[a]	Series 2019-1 Class A2, 2.29% due 10/15/2024	20,976,458	21,254,426
[a]	Series 2020-1 Class A, 1.37% due 11/17/2025	13,928,586	14,019,245
	PFS Financing Corp.,
[a]	Series 2018-B Class A, 2.89% due 2/15/2023	7,400,000	7,415,415
[a]	Series 2020-B Class A, 1.21% due 6/15/2024	15,600,000	15,758,055
	SCF Equipment Leasing, LLC,
[a]	Series 2018-1A Class A2, 3.63% due 10/20/2024	2,033,804	2,035,987
[a]	Series 2019-2A Class A1, 2.22% due 6/20/2024	10,729,172	10,820,268
[a]	Series 2019-2A Class C, 3.11% due 6/21/2027	3,000,000	3,163,074
[a]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	2,062,277	2,134,257
	Small Business Lending Trust,
[a]	Series 2019-A Class A, 2.85% due 7/15/2026	2,331,876	2,325,520
[a]	Series 2020-A Class A, 2.62% due 12/15/2026	8,285,018	8,240,207
	SoFi Consumer Loan Program,
[a]	Series 2018-2 Class C, 4.25% due 4/26/2027	13,170,000	13,507,135
[a]	Series 2019-1 Class D, 4.42% due 2/25/2028	2,955,000	3,041,116
	SoFi Consumer Loan Program Trust,
[a]	Series 2018-1 Class A2, 3.14% due 2/25/2027	52,303	52,468
[a]	Series 2018-3 Class C, 4.67% due 8/25/2027	8,085,000	8,347,845
[a]	Series 2019-2 Class A, 3.01% due 4/25/2028	2,251,514	2,274,263
[a]	Series 2019-3 Class A, 2.90% due 5/25/2028	7,051,733	7,132,546
[a]	SoFi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77% due 5/25/2026	147,512	147,931
[a]	SpringCastle America Funding, LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	58,883,150	59,313,239
[a]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	1,503,288	1,506,647
[a]	Theorem Funding Trust, Series 2020-1A Class A, 2.48% due 10/15/2026	14,203,970	14,297,975
	Towd Point Mortgage Trust,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	5,270,078	5,372,552
[a,c]	Series 2017-1 Class A1, 2.75% due 10/25/2056	2,831,626	2,902,148
[a,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	930,036	966,556
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	7,479,423	7,829,098
[a,c]	Series 2018-3 Class A1, 3.75% due 5/25/2058	5,228,509	5,564,423
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	9,133,251	9,626,752
[a,c]	Series 2019-HY2 Class 1, 1.148% (LIBOR 1 Month + 1.00%) due 5/25/2058	25,620,605	25,789,227
	Upstart Pass-Through Trust,
[a]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	1,883,609	1,914,247
[a]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	9,164,264	9,325,509
	Upstart Securitization Trust,
[a]	Series 2019-1 Class B, 4.19% due 4/20/2026	4,061,776	4,078,517
[a]	Series 2019-2 Class A, 2.897% due 9/20/2029	6,336,107	6,371,385
[a]	Series 2019-2 Class B, 3.734% due 9/20/2029	10,900,000	11,129,375
[a]	Series 2019-3 Class A, 2.684% due 1/21/2030	2,560,718	2,576,510
[a]	Series 2019-3 Class B, 3.829% due 1/21/2030	2,350,000	2,417,028

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Series 2020-1 Class B, 3.093% due 4/22/2030	$ 3,250,000	$ 3,305,760
[a]	Series 2020-3 Class A, 1.702% due 11/20/2030	18,344,990	18,433,004
[a]	VB-S1 Issuer, LLC, Series 2020-1A Class C2, 3.031% due 6/15/2050	6,500,000	6,809,693
			1,115,193,846
	Rec Vehicle Loan — 0.2%
[a]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	15,452,686	15,492,212
			15,492,212
	Student Loan — 2.3%
	Commonbond Student Loan Trust,
[a]	Series 18-CGS, Class A1, 3.87% due 2/25/2046	4,664,981	4,812,441
[a]	Series 2020-1 Class A, 1.69% due 10/25/2051	32,126,970	32,436,184
[a,c]	Navient Private Education Loan Trust, Student Loan, Series 2015-AA Class A2B, 1.341% (LIBOR 1 Month + 1.20%) due 12/15/2028	2,366,749	2,380,747
[a,c]	Navient Private Education Refinance Loan Trust, Series 2019-D Class A2B, 1.191% (LIBOR 1 Month + 1.05%) due 12/15/2059	14,400,000	14,466,654
	Navient Student Loan Trust,
[c]	Series 2014-1 Class A3, 0.66% (LIBOR 1 Month + 0.51%) due 6/25/2031	7,104,000	6,891,032
[a,c]	Series 2016-6A Class A2, 0.90% (LIBOR 1 Month + 0.75%) due 3/25/2066	7,270,947	7,282,666
	Nelnet Student Loan Trust,
[a,c]	Series 2015-2A Class A2, 0.75% (LIBOR 1 Month + 0.60%) due 9/25/2047	34,340,505	33,744,521
[a,c]	Series 2015-3A Class A2, 0.75% (LIBOR 1 Month + 0.60%) due 2/27/2051	2,400,984	2,389,885
[a,c]	Series 2016-A Class A1A, 1.90% (LIBOR 1 Month + 1.75%) due 12/26/2040	2,992,430	3,007,673
[a,c]	Nelnet Student Loan Trust, Student Loan, Series 2013-1A Class A, 0.749% (LIBOR 1 Month + 0.60%) due 6/25/2041	4,831,674	4,769,756
[a,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 0.698% (LIBOR 1 Month + 0.55%) due 5/25/2057	1,186,151	1,170,490
	SLM Student Loan Trust,
[c]	Series 2011-2 Class A2, 1.348% (LIBOR 1 Month + 1.20%) due 10/25/2034	13,352,000	13,609,244
[c]	Series 2013-6 Class A3, 0.798% (LIBOR 1 Month + 0.65%) due 6/25/2055	33,591,392	33,349,484
	SMB Private Education Loan Trust,
[a,c]	Series 2015-A Class A3, 1.659% (LIBOR 1 Month + 1.50%) due 2/17/2032	10,000,000	10,119,136
[a,c]	Series 2019-B Class A1, 0.509% (LIBOR 1 Month + 0.35%) due 7/15/2026	2,166,392	2,166,035
[a,c]	Series 2020-A Class A1, 0.459% (LIBOR 1 Month + 0.30%) due 3/15/2027	4,708,330	4,701,802
[a]	Series 2020-BA Class A1A, 1.29% due 7/15/2053	38,797,844	38,818,017
[a]	SoFi Professional Loan Program, LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	4,444,953	4,554,761
			220,670,528
	Total Asset Backed Securities (Cost $1,734,441,648)		1,766,244,500
	Corporate Bonds — 31.0%
	Automobiles & Components — 1.5%
	Automobiles — 1.5%
[a,b,c]	BMW Finance N.V., 1.004% (LIBOR 3 Month + 0.79%) due 8/12/2022	25,800,000	25,999,434
[a]	BMW US Capital, LLC, 2.95% due 4/14/2022	1,894,000	1,956,275
	Daimler Finance North America, LLC,
[a,c]	1.121% (LIBOR 3 Month + 0.90%) due 2/15/2022	19,050,000	19,173,634
[a]	2.125% due 3/10/2025	16,900,000	17,727,424
[a]	3.40% due 2/22/2022	6,000,000	6,196,320
[a]	3.70% due 5/4/2023	4,725,000	5,067,137
[a]	Harley-Davidson Financial Services, Inc., Series CO, 4.05% due 2/4/2022	7,976,000	8,255,320
	Hyundai Capital America,
[a]	1.80% due 10/15/2025	5,440,000	5,570,832
[a]	2.375% due 2/10/2023	11,460,000	11,827,064
[a]	3.95% due 2/1/2022	13,767,000	14,234,665
[a]	6.375% due 4/8/2030	7,872,000	10,386,238
[a,b]	Hyundai Capital Services, Inc., 3.75% due 3/5/2023	2,029,000	2,156,117
[a,c]	Nissan Motor Acceptance Corp., 0.874% (LIBOR 3 Month + 0.65%) due 7/13/2022	1,560,000	1,543,183
[a]	Volkswagen Group of America Finance, LLC, 2.50% due 9/24/2021	5,375,000	5,454,496
	Trading Companies & Distributors — 0.0%
[a,b]	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406% due 2/28/2022	2,800,000	2,881,228
			138,429,367
	Banks — 1.2%
	Banks — 1.2%
[a,b,c]	ABN AMRO Bank N.V., 0.803% (LIBOR 3 Month + 0.57%) due 8/27/2021	6,800,000	6,822,304
[a,b]	Banco Nacional de Panama, 2.50% due 8/11/2030	6,100,000	6,111,041
[c]	Capital One NA/Mclean VA, 1.033% (LIBOR 3 Month + 0.82%) due 8/8/2022	28,150,000	28,363,940

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Citizens Bank N.A./Providence RI, 1.168% (LIBOR 3 Month + 0.95%) due 3/29/2023	$ 20,500,000	$ 20,771,420
[a,b]	Kookmin Bank, 2.50% due 11/4/2030	7,449,000	7,672,247
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	4,940,000	5,382,031
	3.45% due 6/2/2025	11,276,000	12,322,074
[a,b]	Sumitomo Mitsui Trust Bank Ltd., 0.80% due 9/12/2023	14,760,000	14,878,523
	Zions Bancorp N.A., 3.35% due 3/4/2022	6,750,000	6,942,105
			109,265,685
	Capital Goods — 0.4%
	Industrial Conglomerates — 0.0%
	Ingersoll-Rand Co. (Guaranty: Ingersoll-Rand plc), 6.391% due 11/15/2027	3,000,000	3,835,770
	Machinery — 0.4%
	Flowserve Corp.,
	3.50% due 10/1/2030	8,414,000	8,999,194
	4.00% due 11/15/2023	2,595,000	2,745,899
	Nvent Finance Sarl,
[b]	3.95% due 4/15/2023	7,980,000	8,400,546
[b]	4.55% due 4/15/2028	7,023,000	7,620,587
[c]	Otis Worldwide Corp., 0.688% (LIBOR 3 Month + 0.45%) due 4/5/2023	9,850,000	9,848,917
			41,450,913
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[a]	CoStar Group, Inc., 2.80% due 7/15/2030	11,350,000	11,811,037
	Quanta Services, Inc., 2.90% due 10/1/2030	7,579,000	8,132,115
			19,943,152
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
	Panasonic Corp.,
[a,b]	2.536% due 7/19/2022	16,810,000	17,283,370
[a,b]	2.679% due 7/19/2024	2,000,000	2,140,740
			19,424,110
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.1%
	Starbucks Corp., 2.55% due 11/15/2030	9,790,000	10,573,396
	Transportation Infrastructure — 0.2%
[a,b]	Adani Ports & Special Economic Zone Ltd., 3.375% due 7/24/2024	13,465,000	14,032,146
			24,605,542
	Diversified Financials — 5.4%
	Capital Markets — 1.4%
	Ares Capital Corp.,
	3.25% due 7/15/2025	8,155,000	8,631,741
	3.50% due 2/10/2023	3,695,000	3,905,615
	4.20% due 6/10/2024	6,509,000	7,087,325
	4.25% due 3/1/2025	4,560,000	4,953,984
[a]	Ares Finance Co., LLC, 4.00% due 10/8/2024	5,000,000	5,368,700
[b]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	7,160,000	7,794,161
	Intercontinental Exchange, Inc., 2.10% due 6/15/2030	9,817,000	10,258,962
	Legg Mason, Inc., 4.75% due 3/15/2026	5,000,000	5,936,300
	Main Street Capital Corp., 5.20% due 5/1/2024	2,835,000	3,074,444
	Owl Rock Technology Finance Corp.,
[a]	3.75% due 6/17/2026	12,276,000	12,340,081
[a]	4.75% due 12/15/2025	17,883,000	18,704,366
	Solar Capital Ltd., 4.50% due 1/20/2023	12,000,000	12,475,080
	TPG Specialty Lending, Inc., 3.875% due 11/1/2024	27,220,000	28,129,420
	Consumer Finance — 0.3%
	Wells Fargo & Co.,
[c]	2.879% (LIBOR 3 Month + 1.17%) due 10/30/2030	1,600,000	1,743,120
[c]	4.478% (LIBOR 3 Month + 3.77%) due 4/4/2031	9,900,000	12,091,761
[a,c]	Wells Fargo Bank NA, 1.00% (LIBOR 3 Month + 0.20%) due 5/18/2022	14,750,000	14,816,522

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Financial Services — 3.2%
	Bank of America Corp.,
[c]	1.197% (SOFR + 1.01%) due 10/24/2026	$ 14,462,000	$ 14,707,565
[c]	1.898% (SOFR + 1.53%) due 7/23/2031	19,137,000	19,355,162
[b,c]	Barclays plc, 1.601% (LIBOR 3 Month + 1.38%) due 5/16/2024	17,500,000	17,746,050
[a,b,c]	BNP Paribas S.A., 2.219% (SOFR + 2.07%) due 6/9/2026	4,800,000	5,023,488
	Citigroup, Inc.,
[c]	2.572% (SOFR + 2.11%) due 6/3/2031	9,720,000	10,355,785
[c]	3.106% (SOFR + 2.75%) due 4/8/2026	4,265,000	4,666,550
	3.40% due 5/1/2026	9,700,000	10,943,346
[c]	4.412% (SOFR + 3.91%) due 3/31/2031	10,815,000	13,110,700
	Deutsche Bank AG,
[b,c]	1.031% (LIBOR 3 Month + 0.82%) due 1/22/2021	8,650,000	8,650,692
[b,c]	1.463% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	17,081,019
[b]	5.00% due 2/14/2022	6,350,000	6,637,719
[c]	Goldman Sachs Group, Inc., Series VAR, 1.093% (SOFR + 0.79%) due 12/9/2026	4,746,000	4,800,769
	HSBC Holdings plc,
[b,c]	1.589% (SOFR + 1.29%) due 5/24/2027	6,100,000	6,197,539
[b,c]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	3,095,513
[b,c]	2.013% (SOFR + 1.73%) due 9/22/2028	9,550,000	9,777,767
[b,c]	2.099% (SOFR + 1.93%) due 6/4/2026	6,800,000	7,083,016
[b,c]	2.357% (SOFR + 1.95%) due 8/18/2031	4,000,000	4,128,640
[c]	JPMorgan Chase & Co., 1.045% (SOFR + 0.80%) due 11/19/2026	24,140,000	24,413,506
[b,c]	Lloyds Banking Group plc, 3.87% (H15T1Y + 3.50%) due 7/9/2025	3,500,000	3,858,890
[b]	Mitsubishi UFJ Financial Group, Inc., 2.623% due 7/18/2022	10,800,000	11,175,408
	Mizuho Financial Group, Inc.,
[b,c]	0.837% (LIBOR 3 Month + 0.63%) due 5/25/2024	4,854,000	4,861,961
[b,c]	2.226% (LIBOR 3 Month + 0.83%) due 5/25/2026	4,800,000	5,051,040
[b,c]	3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	10,850,000	11,785,161
	Morgan Stanley,
[c]	0.782% (SOFR + 0.70%) due 1/20/2023	15,775,000	15,824,691
[c]	0.915% (SOFR + 0.83%) due 6/10/2022	4,675,000	4,689,025
	National Securities Clearing Corp.,
[a]	0.75% due 12/7/2025	19,550,000	19,591,837
[a]	1.50% due 4/23/2025	7,000,000	7,245,910
[b,c]	Natwest Group PLC, 1.691% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,952,000	1,972,086
	Societe Generale S.A.,
[a,b]	2.625% due 1/22/2025	4,000,000	4,235,000
[a,b]	3.875% due 3/28/2024	8,000,000	8,730,000
[a,b]	4.25% due 9/14/2023	9,000,000	9,816,660
[a,b,c]	UBS Group AG, 2.004% (LIBOR 3 Month + 1.78%) due 4/14/2021	5,800,000	5,827,202
	Insurance — 0.4%
[a,c]	AIG Global Funding, 0.685% (LIBOR 3 Month + 0.46%) due 6/25/2021	9,910,000	9,928,730
[a]	Global Atlantic Fin Co., 4.40% due 10/15/2029	27,285,000	30,167,114
	Mortgage Real Estate Investment Trusts — 0.1%
	Senior Housing Properties Trust, 4.75% due 2/15/2028	13,026,000	12,991,872
			512,838,995
	Energy — 2.8%
	Energy Equipment & Services — 0.2%
[a]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	5,100,000	5,229,999
	Oceaneering International, Inc., 4.65% due 11/15/2024	10,000,000	9,098,400
[a,b,e,f]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2022	3,997,362	250,714
	Oil, Gas & Consumable Fuels — 2.6%
	BP Capital Markets America, Inc.,
[c]	0.877% (LIBOR 3 Month + 0.65%) due 9/19/2022	6,771,000	6,795,579
	1.749% due 8/10/2030	4,765,000	4,781,201
	Buckeye Partners L.P., 4.15% due 7/1/2023	7,000,000	7,192,990
[a]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,168,000	10,386,886
	Energen Corp., 4.625% due 9/1/2021	10,000,000	10,122,500
	EQM Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	11,440,000	12,003,763
[b]	Equinor ASA, 2.375% due 5/22/2030	6,525,000	6,968,830
	Exxon Mobil Corp., 3.482% due 3/19/2030	9,670,000	11,213,525
[a]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	10,435,000	10,848,852

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a,b]	Galaxy Pipeline Assets Bidco Ltd., 1.75% due 9/30/2027	$ 32,435,000	$ 32,949,095
	Gray Oak Pipeline, LLC,
[a]	2.00% due 9/15/2023	5,293,000	5,384,145
[a]	3.45% due 10/15/2027	3,068,000	3,214,344
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	13,850,000	14,266,331
	HollyFrontier Corp., 2.625% due 10/1/2023	4,986,000	5,099,631
[a,b]	Lukoil Securities B.V., 3.875% due 5/6/2030	9,300,000	10,056,276
[a]	Midwest Connector Capital Co., LLC, 4.625% due 4/1/2029	16,535,000	17,263,036
	NuStar Logistics L.P., 4.75% due 2/1/2022	5,000,000	5,077,300
[c]	Occidental Petroleum Corp., 1.671% (LIBOR 3 Month + 1.45%) due 8/15/2022	11,200,000	10,960,880
	ONEOK, Inc.,
	3.40% due 9/1/2029	8,903,000	9,548,200
	5.85% due 1/15/2026	3,870,000	4,634,093
	6.35% due 1/15/2031	5,438,000	6,979,945
[b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	10,007,000	10,372,856
[a,b]	Sinopec Group Overseas Development 2018 Ltd., 3.75% due 9/12/2023	11,800,000	12,637,682
[a]	Tennessee Gas Pipeline Co., LLC, 2.90% due 3/1/2030	17,879,000	19,124,988
			262,462,041
	Food & Staples Retailing — 0.4%
	Food & Staples Retailing — 0.4%
[a,b]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	15,850,000	16,365,125
[a,b]	CK Hutchison International 20 Ltd., 2.50% due 5/8/2030	4,000,000	4,219,600
	Walgreens Boots Alliance, Inc., 3.20% due 4/15/2030	14,360,000	15,548,864
			36,133,589
	Food, Beverage & Tobacco — 0.9%
	Beverages — 0.2%
[a,b]	Becle SAB de CV, 3.75% due 5/13/2025	13,750,000	14,961,650
	Molson Coors Brewing Co., 2.10% due 7/15/2021	3,035,000	3,057,550
	Food Products — 0.5%
	Campbell Soup Co., 2.375% due 4/24/2030	4,860,000	5,130,022
	General Mills, Inc.,
[c]	0.77% (LIBOR 3 Month + 0.54%) due 4/16/2021	3,380,000	3,384,191
[c]	1.228% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,475,000	2,511,630
	Ingredion, Inc., 2.90% due 6/1/2030	14,725,000	16,237,994
	JM Smucker Co., 2.375% due 3/15/2030	19,204,000	20,366,994
	Tobacco — 0.2%
	Altria Group, Inc., 3.40% due 5/6/2030	4,870,000	5,444,367
	BAT Capital Corp., 2.726% due 3/25/2031	2,950,000	3,053,781
	BAT International Finance plc,
[b]	1.668% due 3/25/2026	4,764,000	4,882,862
[a,b]	3.95% due 6/15/2025	3,000,000	3,373,560
[a,b]	Imperial Brands Finance plc, 3.50% due 7/26/2026	3,000,000	3,312,750
			85,717,351
	Health Care Equipment & Services — 0.7%
	Health Care Equipment & Supplies — 0.4%
[a]	Alcon Finance Corp., 2.60% due 5/27/2030	4,800,000	5,110,560
	Boston Scientific Corp., 2.65% due 6/1/2030	6,824,000	7,311,506
	DENTSPLY SIRONA, Inc., 3.25% due 6/1/2030	4,755,000	5,292,981
	Zimmer Biomet Holdings, Inc., 3.55% due 3/20/2030	13,574,000	15,395,088
	Health Care Providers & Services — 0.3%
	AmerisourceBergen Corp., 2.80% due 5/15/2030	14,705,000	15,994,775
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	7,319,340
[a]	Health Care Service Corp., 2.20% due 6/1/2030	6,860,000	7,158,616
			63,582,866
	Household & Personal Products — 0.1%
	Household Products — 0.1%
	Kimberly-Clark de Mexico SAB de CV,
[a,b]	2.431% due 7/1/2031	3,800,000	3,927,794
[a,b]	3.80% due 4/8/2024	3,900,000	4,213,287
			8,141,081

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Insurance — 3.7%
	Insurance — 3.7%
[a,b]	AIA Group Ltd., 3.375% due 4/7/2030	$ 4,800,000	$ 5,387,376
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	4,528,000	4,644,505
[a]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	9,961,507
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	10,707,000	13,211,581
	Brown & Brown, Inc., 2.375% due 3/15/2031	3,758,000	3,907,117
[a,b]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	11,437,438
	Enstar Group Ltd.,
[b]	4.50% due 3/10/2022	1,950,000	2,018,933
[b]	4.95% due 6/1/2029	19,899,000	22,814,999
	Equitable Financial Life Global Funding,
[a]	1.40% due 7/7/2025 - 8/27/2027	22,031,000	22,355,981
[a]	1.75% due 11/15/2030	9,835,000	9,814,445
[b]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	19,677,000	22,017,382
[a,b]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	18,347,068
[a]	Fidelity & Guaranty Life Holdings, Inc., 5.50% due 5/1/2025	6,571,000	7,643,321
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	11,554,000	11,754,577
	3.40% due 6/15/2030	11,286,000	12,425,547
	First American Financial Corp., 4.00% due 5/15/2030	4,845,000	5,551,256
[a]	Guardian Life Global Funding, 0.875% due 12/10/2025	29,350,000	29,509,371
	Horace Mann Educators Corp., 4.50% due 12/1/2025	4,800,000	5,302,032
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	4,690,000	4,996,773
	Jackson National Life Global Funding,
[a,c]	0.73% (LIBOR 3 Month + 0.48%) due 6/11/2021	6,150,000	6,160,763
[a]	3.25% due 1/30/2024	10,000,000	10,758,900
[a,b]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	11,000,000	11,882,970
[a]	MassMutual Global Funding II, 2.95% due 1/11/2025	15,000,000	16,311,450
	Mercury General Corp., 4.40% due 3/15/2027	3,751,000	4,151,869
[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,353,250
[a]	Protective Life Corp., 3.40% due 1/15/2030	19,740,000	21,217,144
[a,c]	Protective Life Global Funding, 0.771% (LIBOR 3 Month + 0.52%) due 6/28/2021	17,000,000	17,036,210
	Reliance Standard Life Global Funding II,
[a]	2.75% due 5/7/2025	13,490,000	14,274,444
[a]	3.85% due 9/19/2023	9,950,000	10,703,116
[a]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	8,379,777
			349,331,102
	Materials — 0.5%
	Chemicals — 0.3%
[c]	Albemarle Corp., 1.271% (LIBOR 3 Month + 1.05%) due 11/15/2022	5,012,000	5,001,024
[a]	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., L.P., 5.125% due 4/1/2025	9,870,000	11,584,419
[a,b]	OCP S.A., 5.625% due 4/25/2024	8,555,000	9,465,252
	Containers & Packaging — 0.1%
[a,b]	CCL Industries, Inc., 3.05% due 6/1/2030	9,810,000	10,679,755
	Metals & Mining — 0.1%
[b]	AngloGold Ashanti Holdings plc (Guaranty: AngloGold Ashanti Ltd.), 5.125% due 8/1/2022	6,500,000	6,854,705
[a,b]	Newcrest Finance Pty Ltd., 3.25% due 5/13/2030	2,961,000	3,282,268
			46,867,423
	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
	Biotechnology — 0.4%
	Gilead Sciences, Inc., 0.75% due 9/29/2023	6,817,000	6,834,724
	Regeneron Pharmaceuticals, Inc., 1.75% due 9/15/2030	19,469,000	19,181,833
	Royalty Pharma plc,
[a,b]	1.20% due 9/2/2025	7,532,000	7,648,294
[a,b]	1.75% due 9/2/2027	3,816,000	3,921,627
	Pharmaceuticals — 0.4%
	AbbVie, Inc.,
	2.95% due 11/21/2026	2,460,000	2,723,786
	3.45% due 3/15/2022	5,000,000	5,153,950
[b,c]	AstraZeneca plc, 0.887% (LIBOR 3 Month + 0.67%) due 8/17/2023	10,524,000	10,602,614

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Bayer US Finance II, LLC,
[a,c]	0.855% (LIBOR 3 Month + 0.63%) due 6/25/2021	$ 9,500,000	$ 9,509,595
[a]	4.25% due 12/15/2025	2,500,000	2,860,075
[b]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	1,353,000	1,369,831
[a]	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	5,237,417
			75,043,746
	Real Estate — 0.7%
	Equity Real Estate Investment Trusts — 0.7%
	American Tower Corp.,
	1.50% due 1/31/2028	19,800,000	19,906,722
	2.40% due 3/15/2025	7,375,000	7,854,375
	3.375% due 5/15/2024	5,475,000	5,959,702
[a]	SBA Tower Trust, 2.836% due 1/15/2025	12,525,000	13,293,910
	Service Properties Trust,
	4.35% due 10/1/2024	10,161,000	10,063,353
	4.65% due 3/15/2024	4,233,000	4,194,522
	5.25% due 2/15/2026	4,020,000	4,053,888
			65,326,472
	Retailing — 0.5%
	Internet & Direct Marketing Retail — 0.1%
	Booking Holdings, Inc., 4.625% due 4/13/2030	7,323,000	9,079,714
	Multiline Retail — 0.2%
	Family Dollar Stores, Inc., 5.00% due 2/1/2021	18,475,000	18,504,560
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	4,763,000	4,850,258
	3.90% due 4/15/2030	15,465,000	17,809,340
			50,243,872
	Semiconductors & Semiconductor Equipment — 0.8%
	Semiconductors & Semiconductor Equipment — 0.8%
	Broadcom, Inc.,
	3.459% due 9/15/2026	3,127,000	3,468,656
	4.11% due 9/15/2028	15,820,000	18,089,695
	4.15% due 11/15/2030	2,980,000	3,447,651
	4.75% due 4/15/2029	4,310,000	5,151,657
	5.00% due 4/15/2030	2,607,000	3,171,103
[a]	Microchip Technology, Inc., 0.972% due 2/15/2024	18,694,000	18,741,670
	Micron Technology, Inc.,
	4.663% due 2/15/2030	4,150,000	5,091,096
	5.327% due 2/6/2029	7,690,000	9,636,570
	Xilinx, Inc., 2.375% due 6/1/2030	13,277,000	13,918,677
			80,716,775
	Software & Services — 1.4%
	Information Technology Services — 0.3%
[a]	Leidos, Inc., 2.30% due 2/15/2031	7,723,000	7,903,718
	Moody’s Corp., 3.75% due 3/24/2025	8,127,000	9,127,515
	Total System Services, Inc.,
	3.80% due 4/1/2021	3,000,000	3,014,700
	4.00% due 6/1/2023	3,835,000	4,146,977
	Western Union Co., 2.85% due 1/10/2025	7,256,000	7,795,194
	Interactive Media & Services — 0.2%
	Baidu, Inc.,
[b]	1.72% due 4/9/2026	7,251,000	7,391,089
[b]	3.875% due 9/29/2023	6,000,000	6,458,940
[b]	4.375% due 5/14/2024	6,376,000	7,005,311
	Internet Software & Services — 0.4%
	Tencent Holdings Ltd.,
[a,b]	1.81% due 1/26/2026	19,525,000	19,939,906
[a,b]	2.39% due 6/3/2030	12,650,000	12,975,485

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Software — 0.5%
[a]	Infor, Inc., 1.75% due 7/15/2025	$ 12,382,000	$ 12,834,810
	ServiceNow, Inc., 1.40% due 9/1/2030	9,700,000	9,459,440
	VMware, Inc., 4.50% due 5/15/2025	22,691,000	25,988,456
			134,041,541
	Technology Hardware & Equipment — 1.6%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc., 2.30% due 11/15/2030	1,582,000	1,614,162
[b]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	21,215,000	22,065,934
[a,b]	Xiaomi Best Time International Ltd., 3.375% due 4/29/2030	6,300,000	6,720,084
	Electronic Equipment, Instruments & Components — 0.7%
[b]	Allegion plc, 3.50% due 10/1/2029	9,280,000	10,309,152
[b]	Flex Ltd., 4.875% due 5/12/2030	24,711,000	29,743,642
	Ingram Micro, Inc., 5.45% due 12/15/2024	5,596,000	6,442,731
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	19,414,000
	Technology Hardware, Storage & Peripherals — 0.6%
	Hewlett Packard Enterprise Co., 4.65% due 10/1/2024	7,560,000	8,592,545
	HP, Inc., 3.00% due 6/17/2027	22,397,000	24,697,396
[b]	Lenovo Group Ltd., 5.875% due 4/24/2025	10,600,000	12,216,288
	NetApp, Inc., 2.375% due 6/22/2027	10,375,000	11,075,623
			152,891,557
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.2%
	AT&T, Inc.,
	1.65% due 2/1/2028	2,905,000	2,967,719
	2.30% due 6/1/2027	4,880,000	5,200,909
[a]	2.55% due 12/1/2033	1,016,000	1,044,509
	Qwest Corp., 6.75% due 12/1/2021	3,000,000	3,135,480
	Wireless Telecommunication Services — 0.5%
	Sprint Communications, Inc., 9.25% due 4/15/2022	44,854,000	49,519,713
			61,868,330
	Transportation — 0.3%
	Air Freight & Logistics — 0.1%
	TTX Co.,
[a]	4.15% due 1/15/2024	6,000,000	6,589,560
[a]	5.453% due 1/2/2022	943,275	989,929
	Airlines — 0.2%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95% due 1/15/2023	3,344,598	3,177,168
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25% due 4/22/2023	2,905,185	2,750,252
	Series 2013-1 Class B, 5.375% due 5/15/2023	18,899,509	18,065,851
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	700,000	710,507
			32,283,267
	Utilities — 5.9%
	Electric Utilities — 5.4%
	AEP Texas, Inc., 2.10% due 7/1/2030	19,455,000	20,267,246
[a,g]	Alexander Funding Trust, 1.841% due 11/15/2023	29,610,000	29,954,660
	Alliant Energy Finance, LLC,
[a]	1.40% due 3/15/2026	5,240,000	5,280,400
[a]	3.75% due 6/15/2023	9,673,000	10,368,005
	Ameren Corp., 3.50% due 1/15/2031	4,605,000	5,303,440
	American Electric Power Co., Inc.,
	0.75% due 11/1/2023	9,667,000	9,683,337
	2.30% due 3/1/2030	9,805,000	10,230,145
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	7,734,440
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	9,669,985
	3.20% due 4/15/2025	9,395,000	10,293,444
	Black Hills Corp., 2.50% due 6/15/2030	5,490,000	5,781,135

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CenterPoint Energy, Inc., 3.60% due 11/1/2021	$ 8,901,000	$ 9,135,541
	Consolidated Edison Co. of New York, Inc.,
	Series 20A, 3.35% due 4/1/2030	6,835,000	7,819,240
[c]	Series C, 0.625% (LIBOR 3 Month + 0.40%) due 6/25/2021	12,575,000	12,596,252
	Consolidated Edison, Inc., 0.65% due 12/1/2023	34,039,000	34,104,695
	Dominion Energy, Inc.,
	3.375% due 4/1/2030	2,948,000	3,356,416
	Series B, 3.60% due 3/15/2027	29,576,000	33,612,828
	Edison International, 2.40% due 9/15/2022	4,900,000	5,012,014
[a,b]	Enel Finance International N.V., 4.625% due 9/14/2025	18,443,000	21,458,799
	Entergy Arkansas, LLC, 4.00% due 6/1/2028	3,965,000	4,656,536
	Entergy Louisiana, LLC,
	0.62% due 11/17/2023	6,555,000	6,573,813
	4.80% due 5/1/2021	4,300,000	4,313,588
	Entergy Mississippi, Inc., 3.25% due 12/1/2027	4,727,000	5,167,935
	Entergy Texas, Inc., 3.45% due 12/1/2027	12,000,000	13,048,560
	Eversource Energy,
	1.65% due 8/15/2030	6,560,000	6,530,218
	3.80% due 12/1/2023	12,395,000	13,546,000
	Exelon Corp., 4.05% due 4/15/2030	9,640,000	11,406,819
	Interstate Power and Light Co., 2.30% due 6/1/2030	1,860,000	1,966,950
[a]	ITC Holdings Corp., 2.95% due 5/14/2030	14,800,000	16,198,008
[a]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	7,094,000	7,927,474
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	14,660,000	14,718,787
[a]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	2,371,465	2,451,526
[a]	Narragansett Electric Co., 3.395% due 4/9/2030	6,905,000	7,849,742
[a]	Niagara Mohawk Power Corp., 1.96% due 6/27/2030	9,775,000	10,047,136
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	10,681,000
	Oklahoma Gas & Electric Co., 3.25% due 4/1/2030	14,795,000	16,816,589
	Pacific Gas and Electric Co., 1.75% due 6/16/2022	17,691,000	17,735,404
	PacifiCorp, 3.50% due 6/15/2029	2,963,000	3,422,146
	PNM Resources, Inc., 3.25% due 3/9/2021	7,784,000	7,820,663
	PPL Capital Funding, Inc., 4.125% due 4/15/2030	24,434,000	29,079,636
	Public Service Co. of New Mexico, 5.35% due 10/1/2021	3,000,000	3,064,860
	Puget Energy, Inc., 4.10% due 6/15/2030	4,742,000	5,386,201
[a]	Rochester Gas and Electric Corp., 1.85% due 12/1/2030	4,800,000	4,798,320
	San Diego Gas & Electric Co., 3.60% due 9/1/2023	4,212,000	4,522,846
	Southern Co., Series A, 3.70% due 4/30/2030	4,889,000	5,668,747
[a,b]	Three Gorges Finance I Cayman Islands Ltd., 1.30% due 9/22/2025	19,700,000	19,452,371
[a,b]	Transelec S.A., 4.25% due 1/14/2025	6,000,000	6,639,420
	Gas Utilities — 0.5%
	NiSource, Inc., 0.95% due 8/15/2025	14,735,000	14,822,084
	Southern Co. Gas Capital Corp.,
	1.75% due 1/15/2031	19,569,000	19,727,313
	3.50% due 9/15/2021	9,925,000	10,059,781
	Southwest Gas Corp., 2.20% due 6/15/2030	4,810,000	5,059,880
			562,822,375
	Total Corporate Bonds (Cost $2,772,441,864)		2,933,431,152
	Convertible Bonds — 0.0%
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
	Ares Capital Corp., 4.625% due 3/1/2024	4,936,000	5,204,568
			5,204,568
	Total Convertible Bonds (Cost $4,679,242)		5,204,568
	LONG-TERM MUNICIPAL BONDS — 0.6%
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.244% due 3/1/2021	450,000	451,278
	2.474% due 3/1/2022	600,000	613,800
	2.691% due 3/1/2023	580,000	606,315

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	$ 1,170,000	$ 1,213,934
	2.631% due 6/15/2024	860,000	906,956
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	29,675,000	30,369,098
	Orleans Parish Parishwide School District (Insured: AGM) GO, Series B, 4.40% due 2/1/2021	10,000,000	10,028,700
	Redlands Redevelopment Agency Successor Agency (Insured: AMBAC) ETM, Series A, 5.818% due 8/1/2022	555,000	587,101
	Rutgers The State University of New Jersey, Series K, 3.028% due 5/1/2021	1,500,000	1,511,520
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	4,695,000	4,937,731
	4.00% due 9/15/2021	3,980,000	4,081,808
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $54,084,375)		55,308,241
	Other Government — 0.2%
[a,b]	Bermuda Government International Bond, 2.375% due 8/20/2030	6,800,000	7,138,096
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[a,b]	2.004% due 9/18/2024	3,902,900	4,003,751
[a,b]	2.581% due 11/11/2024	4,025,818	4,193,135
[a,b]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	2,758,442	2,861,994
	Total Other Government (Cost $17,479,593)		18,196,976
	U.S. Treasury Securities — 11.1%
	United States Treasury Notes,
	0.25%, 7/31/2025	32,485,000	32,386,022
	0.625%, 5/15/2030 - 8/15/2030	276,401,000	269,665,311
	0.875%, 11/15/2030	100,150,000	99,758,789
	1.50%, 10/31/2024 - 2/15/2030	93,435,000	97,970,723
	1.625%, 2/15/2026 - 8/15/2029	174,250,000	186,021,570
	1.75%, 11/15/2029	62,136,000	67,126,298
	2.25%, 11/15/2025 - 8/15/2027	31,662,000	34,816,013
	2.625%, 2/15/2029	17,058,000	19,574,055
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2030	38,915,347	43,398,621
	0.25%, 1/15/2025 - 7/15/2029	49,314,390	55,508,819
	0.375%, 7/15/2027	66,932,616	75,293,000
	0.875%, 1/15/2029	55,130,052	64,789,086
	Total U.S. Treasury Securities (Cost $992,307,845)		1,046,308,307
	U.S. Government Agencies — 0.7%
	ALEX Alpha, LLC (Guaranty: Export-Import Bank of the United States), 1.617%, 8/15/2024	1,630,434	1,662,700
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859%, 8/28/2021	607,050	608,689
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,c]	0.587% (LIBOR 3 Month + 0.35%), 4/15/2025	4,662,000	4,707,035
[b]	1.70%, 12/20/2022	2,080,000	2,092,230
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55%, 1/15/2024	10,000,000	10,901,900
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[b]	2.06%, 1/15/2026	825,000	854,535
[b]	2.512%, 1/15/2026	3,575,000	3,719,501
	Santa Rosa Leasing, LLC (Guaranty: Export-Import Bank of the United States), 1.693%, 8/15/2024	1,952,401	2,003,944
	Small Business Administration,
	Series 2001-20J Class 1, 5.76%, 10/1/2021	16,076	16,285
	Series 2008-20D Class 1, 5.37%, 4/1/2028	635,022	695,364
	Series 2009-20K Class 1, 4.09%, 11/1/2029	2,670,806	2,873,655
	Series 2011-20E Class 1, 3.79%, 5/1/2031	3,344,883	3,603,556
	Series 2011-20F Class 1, 3.67%, 6/1/2031	576,647	619,873
	Series 2011-20I Class 1, 2.85%, 9/1/2031	6,505,464	6,839,933
	Series 2012-20D Class 1, 2.67%, 4/1/2032	4,506,747	4,725,103
	Series 2012-20J Class 1, 2.18%, 10/1/2032	3,928,637	4,072,824
	Series 2012-20K Class 1, 2.09%, 11/1/2032	2,393,056	2,475,120
	Small Business Administration Participation Certificates,
	Series 2009-20E Class 1, 4.43%, 5/1/2029	375,206	405,013
	Series 2011-20G Class 1, 3.74%, 7/1/2031	4,174,506	4,460,905

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2011-20K Class 1, 2.87%, 11/1/2031	$ 5,081,966	$ 5,397,556
[a,c]	U.S. Department of Transportation, 6.001%, 12/7/2031	3,000,000	3,152,970
	Total U.S. Government Agencies (Cost $63,833,832)		65,888,691
	Mortgage Backed — 24.4%
	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.674% due 7/27/2048	2,898,679	2,927,722
[a,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	17,524,623	17,969,488
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.763% due 4/25/2048	7,376,303	7,452,303
[a,c]	Series 2018-1 Class A3, 4.218% due 4/25/2048	4,897,468	4,935,675
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	13,142,458	13,515,821
[a,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	6,869,216	7,009,448
[a,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	6,515,697	6,686,573
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	14,684,649	15,018,401
[a]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	6,764,586
[a]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,639,152
[a]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	3,277,672
[a,c]	Bayview Commercial Asset Trust CMO, Series 2004-3 Class A2, 0.78% (LIBOR 1 Month + 0.63%) due 1/25/2035	1,241,916	1,225,240
[a]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	4,894,520	5,043,866
[a,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1, 3.253% due 2/25/2055	3,285,000	3,405,929
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[a,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	3,115,948	3,121,691
[a,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	3,177,727	3,275,687
[a,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 18-INV1 Class A4, 4.00% due 8/25/2048	3,550,988	3,658,885
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[c]	Series 2004-HYB2 Class B1, 3.657% due 3/25/2034	83,215	83,215
[a,c]	Series 2014-A Class A, 4.00% due 1/25/2035	1,037,801	1,097,195
[a,c]	Series 2014-J1 Class B4, 3.631% due 6/25/2044	1,549,942	1,599,221
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	577,451	577,975
[a,c]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	1,761,796	1,765,726
[a,c]	CSMC Mortgage Trust, Whole Loan Securities Trust CMO, Series 2013-HYB1 Class B3, 2.919% due 4/25/2043	3,401,182	3,464,144
[a,c]	DBUBS Mortgage Trust, Series 2011-LC2A Class A1FL, 1.491% (LIBOR 1 Month + 1.35%) due 7/12/2044	91,182	91,189
[a,c]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 2.739% due 11/25/2059	13,603,835	13,895,483
	Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	670,045	706,005
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	431,920	504,708
	Series 3291 Class BY, 4.50% due 3/15/2022	13,212	13,375
	Series 3504 Class PC, 4.00% due 1/15/2039	6,229	6,281
	Series 3838 Class GV, 4.00% due 3/15/2024	3,649,632	3,820,428
	Series 3919 Class VB, 4.00% due 8/15/2024	2,013,788	2,048,154
	Series 3922 Class PQ, 2.00% due 4/15/2041	491,744	498,523
	Series 4050 Class MV, 3.50% due 8/15/2023	1,093,712	1,131,223
	Series 4072 Class VA, 3.50% due 10/15/2023	815,370	818,532
	Series 4079 Class WV, 3.50% due 3/15/2027	1,848,880	1,865,541
	Series 4097 Class TE, 1.75% due 5/15/2039	1,217,487	1,223,048
	Series 4120 Class TC, 1.50% due 10/15/2027	1,255,778	1,273,706
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K717 Class A2, 2.991% due 9/25/2021	4,610,693	4,639,038
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates,
[c]	Series K719 Class A2, 2.731% due 6/25/2022	2,500,845	2,500,845
	Series K722 Class A2, 2.406% due 3/25/2023	4,800,000	4,934,922
	Series K725 Class A1, 2.666% due 5/25/2023	5,619,363	5,707,260
	Federal Home Loan Mtg Corp., REMIC,
	Pool D98887, 3.50% due 1/1/2032	1,633,554	1,752,917
	Pool G16710, 3.00% due 11/1/2030	559,318	592,162
	Pool T65457, 3.00% due 1/1/2048	11,787,471	12,246,072
	Federal Home Loan Mtg Corp., REMIC, UMBS Collateral, Pool ZS7942, 3.00% due 2/1/2033	46,670,348	50,495,914
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[c]	Series 2017-1 Class HA, 3.00% due 1/25/2056	7,867,077	8,264,631
[c]	Series 2017-3 Class HA, 3.25% due 7/25/2056	13,454,298	14,256,175
[c]	Series 2017-4 Class HT, 3.25% due 6/25/2057	11,619,978	12,661,410
[c]	Series 2018-1 Class HA, 3.00% due 5/25/2057	8,144,545	8,567,622
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	19,189,726	20,108,455
	Series 2018-3 Class HA, 3.00% due 8/25/2057	21,160,106	22,208,980

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2018-3 Class MA, 3.50% due 8/25/2057	$ 16,566,581	$ 17,939,780
	Series 2018-4 Class HA, 3.00% due 3/25/2058	17,470,596	18,357,145
	Series 2019-1 Class MA, 3.50% due 7/25/2058	41,047,469	44,594,261
	Series 2019-2 Class MA, 3.50% due 8/25/2058	39,698,028	43,247,350
	Series 2019-3 Class MA, 3.50% due 10/25/2058	21,753,795	23,669,770
	Series 2019-4 Class MA, 3.00% due 2/25/2059	29,866,869	31,847,894
	Series 2020-1 Class MA, 2.50% due 8/25/2059	5,304,377	5,586,058
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	53,155,321	54,612,117
	Series 2020-2 Class MA, 2.00% due 11/25/2059	19,454,483	20,026,250
	Series 2020-3 Class MA, 2.00% due 5/25/2060	22,212,831	23,038,804
	Series 2020-3 Class MT, 2.00% due 5/25/2060	5,639,556	5,806,591
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QN2877, 2.00% due 7/1/2035	35,169,436	36,797,491
	Pool RA1833, 4.00% due 10/1/2049	1,660,510	1,790,716
	Pool RC1280, 3.00% due 3/1/2035	6,799,671	7,294,725
	Pool RC1535, 2.00% due 8/1/2035	70,791,340	74,233,698
	Pool RD5039, 2.00% due 10/1/2030	70,458,324	73,806,736
	Pool RD5045, 2.00% due 11/1/2030	24,370,897	25,529,082
	Pool SB0308, 2.50% due 1/1/2035	61,245,979	65,510,567
	Pool SB8068, 1.50% due 10/1/2035	71,727,330	73,833,394
	Pool SD0257, 3.00% due 1/1/2050	2,734,345	2,939,318
	Pool ZS8034, 3.00% due 6/1/2033	39,393,957	42,659,531
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	2,788,462	2,862,037
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	21,984,577	22,371,248
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	1,938,819	1,988,677
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	45,292	45,229
	Federal National Mtg Assoc., CMO REMIC,
	Series 2007-42 Class PA, 5.50% due 4/25/2037	62,319	65,835
[c]	Series 2009-17 Class AH, 0.564% due 3/25/2039	495,182	473,204
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	3,567	3,653
	Series 2012-129 Class LA, 3.50% due 12/25/2042	3,120,722	3,269,329
	Series 2012-36 Class CV, 4.00% due 6/25/2023	914,913	921,485
[c]	Series 2013-81 Class FW, 0.45% (LIBOR 1 Month + 0.30%) due 1/25/2043	6,236,699	6,246,086
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,944,282	19,827,622
	Federal National Mtg Assoc., UMBS Collateral,
	Pool 897936, 5.50% due 8/1/2021	17,274	17,368
	Pool AE0704, 4.00% due 1/1/2026	2,493,204	2,651,782
	Pool AK6518, 3.00% due 3/1/2027	744,332	785,656
	Pool AS3111, 3.00% due 8/1/2029	5,350,878	5,692,306
	Pool AS4916, 3.00% due 5/1/2030	554,289	586,612
	Pool AS7323, 2.50% due 6/1/2031	3,626,157	3,855,281
	Pool AS8242, 2.50% due 11/1/2031	6,171,607	6,534,158
	Pool AS9749, 4.00% due 6/1/2047	8,212,443	8,823,875
	Pool AV5059, 3.00% due 2/1/2029	3,438,526	3,657,931
	Pool BM4324, 3.50% due 7/1/2033	4,745,396	5,187,471
	Pool BM5490, 3.50% due 11/1/2031	6,012,820	6,453,223
	Pool BP8943, 2.00% due 7/1/2035	52,886,605	55,330,858
	Pool BP9550, 2.50% due 7/1/2035	7,376,719	7,782,617
	Pool BP9589, 2.50% due 8/1/2035	1,348,950	1,423,174
	Pool CA0200, 3.00% due 8/1/2032	11,928,318	12,903,082
	Pool CA3904, 3.00% due 7/1/2034	8,022,704	8,721,928
	Pool CA4102, 3.50% due 8/1/2029	7,612,125	8,185,882
	Pool CA5282, 3.00% due 3/1/2035	5,258,974	5,717,323
	Pool CA6862, 2.00% due 9/1/2035	15,147,932	16,038,347
	Pool CA7128, 2.00% due 9/1/2030	7,765,794	8,172,302
	Pool CA7470, 2.00% due 10/1/2035	68,681,723	72,718,920
	Pool CA7532, 1.50% due 10/1/2030	4,900,897	5,072,323
	Pool CA7536, 2.00% due 11/1/2030	13,576,011	14,281,776
	Pool CA7540, 2.00% due 10/1/2030	12,500,101	13,154,432
	Pool FM1542, 3.50% due 9/1/2034	3,091,505	3,380,339
	Pool FM3758, 2.50% due 8/1/2031	37,710,513	39,506,882
	Pool FM4948, 1.50% due 12/1/2035	25,978,522	26,799,391
	Pool FP0000, 3.00% due 11/1/2027	7,634,369	8,054,030
	Pool MA2815, 3.00% due 11/1/2026	1,621,918	1,705,787

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool MA3465, 4.00% due 9/1/2038	$ 8,915,303	$ 9,550,156
	Pool MA3953, 2.50% due 3/1/2030	6,650,156	6,990,105
	Pool MA4016, 2.50% due 5/1/2040	29,264,760	30,927,181
	Pool MA4095, 2.00% due 8/1/2035	61,516,900	64,359,994
	Pool MA4123, 2.00% due 9/1/2035	68,783,790	71,962,760
	Pool MA4148, 2.00% due 10/1/2030	31,896,656	33,412,805
	Pool MA4154, 1.50% due 10/1/2035	60,284,961	62,057,253
	Pool MA4155, 2.00% due 10/1/2035	60,221,940	63,005,209
	Pool MA4173, 2.00% due 11/1/2030	83,704,359	87,684,538
	Pool MA4178, 1.50% due 11/1/2035	55,193,657	56,816,269
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	5,661,374	5,745,405
[a,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	5,326,305	5,539,390
[a,c]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	957,585	976,359
[a,c]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	12,100,456	12,182,583
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	13,491,390	13,687,574
[a,c]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	15,726,951	16,188,415
	Government National Mtg Assoc.,
[c]	Pool 731491, 5.31% due 12/20/2060	56,836	64,501
[c]	Pool MA0100, 2.875% (H15T1Y + 1.50%) due 5/20/2042	304,123	318,955
	Government National Mtg Assoc., CMO, Series 2016-32 Class LJ, 2.50% due 12/20/2040	7,884,339	8,063,183
[a,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2020-PJ2 Class B3, 3.576% due 7/25/2050	5,268,060	5,280,184
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.766% due 6/25/2048	4,597,626	4,597,626
[a,c]	Series 2018-1 Class A3, 3.999% due 6/25/2048	2,688,971	2,688,971
[a,c]	Series 2018-1 Class M1, 4.548% due 6/25/2048	6,800,000	6,800,000
[a,c]	Series 2018-2 Class A1, 3.985% due 11/25/2058	3,637,550	3,729,286
[a,c]	Series 2019-1 Class A1, 3.454% due 1/25/2059	9,747,307	9,817,401
[a,c]	Series 2019-1 Class M1, 3.951% due 1/25/2059	14,500,000	14,569,236
	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1 Class A2, 2.668% due 3/15/2049	3,641,630	3,644,979
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2014-IVR3 Class B4, 2.947% due 9/25/2044	2,257,971	2,262,032
[a,c]	Series 2017-2 Class A6, 3.00% due 5/25/2047	4,464,661	4,484,335
[a,c]	Series 2017-6 Class A5, 3.50% due 12/25/2048	3,354,245	3,365,535
[a,c]	Series 2018-3 Class B2, 3.754% due 9/25/2048	2,613,786	2,770,860
[a,c]	Series 2018-6 Class B2, 3.925% due 12/25/2048	1,082,011	1,119,760
[a,c]	Series 2019-5 Class B3, 4.514% due 11/25/2049	8,347,085	8,921,554
[a,c]	Series 2019-HYB1 Class B3, 3.906% due 10/25/2049	5,775,510	5,973,412
[a,c]	Series 2019-INV2 Class B3A, 3.789% due 2/25/2050	9,685,187	9,905,484
[a,c]	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO, Series 2018-MTG1 Class A3, 3.50% due 3/25/2048	669,160	669,453
[a,c]	Mello Warehouse Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 0.953% (LIBOR 1 Month + 0.80%) due 11/25/2053	20,000,000	20,012,386
[c]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.175% due 8/25/2034	220,462	223,983
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	3,524,432	3,778,057
[a,c]	MFA Trust, Whole Loan Securities Trust CMO, Series 2020-NQM3 1.014% due 1/26/2065	14,000,000	14,020,835
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,200,456
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	260,548	263,541
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	5,834,688	6,309,382
[a,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	7,091,786	7,541,628
[a,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	8,410,064	9,127,130
[a,c]	Series 2017-5A Class A1, 1.65% (LIBOR 1 Month + 1.50%) due 6/25/2057	653,027	660,772
[a,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	3,337,110	3,604,514
[a,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	3,981,800	4,305,711
[a,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	7,987,100	8,644,259
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	5,087,070	5,387,737
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	739,677	771,017
[a,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.523% due 2/25/2050	3,254,958	3,284,711
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[c]	Series 2013-6 Class B4, 3.507% due 5/25/2043	1,045,494	1,064,306
[c]	Series 2013-7 Class B4, 3.529% due 6/25/2043	1,243,833	1,268,165
[a,c]	Series 2017-4 Class A4, 3.50% due 7/25/2047	384,732	385,847
[a,c]	Series 2017-5 Class A4, 3.50% due 8/25/2047	2,250,010	2,259,706
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	9,071,225	9,211,625

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	$ 3,182,209	$ 3,232,770
	Series 2020-2
[a,c]	1.381% due 5/25/2065	36,267,586	36,770,600
[a,c]	1.587% due 5/25/2065	7,044,865	7,152,602
[a,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	2,405,193	2,448,373
[a,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	2,325,668	2,368,010
[a,c]	Spruce Hill Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	29,388,073	29,757,258
[a,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-IMC1 Class A1, 3.468% due 2/25/2049	6,134,479	6,178,788
[c]	Structured Asset Securities Corp., Mortgage Pass-Through Ctfs, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 2.603% due 3/25/2033	621,371	621,371
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.677% due 6/1/2058	4,473,133	4,473,133
[a,c]	Series 2018-3 Class A1, 4.108% due 10/25/2058	4,421,551	4,534,254
[a,c]	Series 2019-2 Class A1, 3.211% due 5/25/2059	501,083	504,535
[a,c]	Series 2019-3 Class A1, 2.784% due 7/25/2059	14,906,287	15,242,201
[a,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	4,928,676
[a,c]	Series 2020-2 Class M1, 5.36% due 5/25/2060	3,275,000	3,479,288
[a,c]	Series 2020-INV1 Class M1, 5.50% due 3/25/2060	900,000	964,669
[a,c]	Vista Point Securitization Trust, Series 2020-2 Class A1, 1.475% due 4/25/2065	17,267,110	17,456,784
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.852% due 3/20/2045	1,791,895	1,857,339
	Total Mortgage Backed (Cost $2,255,666,041)		2,305,168,115
	Loan Participations — 0.8%
	Capital Goods — 0.2%
	Aerospace & Defense — 0.2%
[h]	Boeing Co., 1.467% - 1.47% (LIBOR 3 Month + 1.25%) due 2/7/2022	24,893,000	24,556,944
			24,556,944
	Media & Entertainment — 0.3%
	Media — 0.3%
[i]	Charter Communications Operating, LLC, (LIBOR 1 Month) due 2/1/2027	19,500,000	19,370,910
[h]	Lamar Media Corp., 1.638% (1 Month LIBOR + 1.50%) due 2/5/2027	4,750,000	4,643,125
[h]	Nielsen Finance LLC, 2.146% (1 Month LIBOR + 2.00%) due 10/4/2023	2,000,000	1,991,940
			26,005,975
	Semiconductors & Semiconductor Equipment — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
[i]	Broadcom, Inc., due 11/4/2024	10,420,000	10,398,326
			10,398,326
	Utilities — 0.2%
	Electric Utilities — 0.2%
[h]	Pacific Gas & Electric Company, 2.438% (LIBOR 1 Month + 2.25%) due 1/3/2022	19,515,000	19,368,638
			19,368,638
	Total Loan Participations (Cost $79,941,793)		80,329,883
	Short-Term Investments — 12.2%
[j]	Thornburg Capital Management Fund	114,984,997	1,149,849,972
	Total Short-Term Investments (Cost $1,149,849,972)		1,149,849,972
	Total Investments — 99.7% (Cost $9,124,726,205)		$9,425,930,405
	Other Assets Less Liabilities — 0.3%		27,594,040
	Net Assets — 100.0%		$9,453,524,445

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $3,341,805,428, representing 35.35% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

d	When-issued security.
e	Bond in default.
f	Non-income producing.
g	Segregated as collateral for a when-issued security.
h	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2020.
i	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
j	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CMO	Collateralized Mortgage Obligation
ETM	Escrowed to Maturity
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
UMBS	Uniform Mortgage Backed Securities
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$902,817,411	$1,154,165,641	$(907,133,080)	$-	$-	$1,149,849,972	$369,412